NET TRADING INCOME - Schedule of Net Trading Income (Details) - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NET TRADING INCOME (Details) - Schedule of Net Trading Income [Line Items]
Foreign exchange translation gains (losses)	£ 10	£ 74	£ (203)
Gains on foreign exchange trading transactions	329	326	336
Total foreign exchange	339	400	133
Investment property losses	0	(20)	(8)
Securities and other gains (see below)	46	370	235
Net trading income	£ 385	£ 750	£ 360